Contract revenues and other operating income - Grants from the Michael J. Fox Foundation (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Contract revenues
Revenue from contracts with customers	SFr 687		SFr 687	SFr 0
Income from grants	41	SFr 317	109	725
Accrued income	402		402		SFr 246
Grant revenue
Contract revenues
Income from grants	SFr 100	SFr 300	SFr 100	SFr 700